Employee benefit plans - Reconciliation of changes in projected benefit obligation and fair value of plan assets (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Change in projected benefit obligation:
Projected benefit obligation at beginning of year	¥ 295,810	¥ 303,523
Service cost	6,452	6,721	¥ 12,079
Interest cost	2,042	1,786	1,766
Actuarial gain	1,433	(3,593)
Benefits paid	(12,683)	(12,656)
Acquisition, divestitures and other	(15)	29
Projected benefit obligation at end of year	293,039	295,810	303,523
Change in plan assets:
Fair value of plan assets at beginning of year	234,747	225,744
Actual return on plan assets	5,464	19,126
Employer contributions	815	825
Benefits paid	(9,565)	(10,948)
Fair value of plan assets at end of year	231,461	234,747	¥ 225,744
Funded status at end of year	(61,578)	(61,063)
Amounts recognized in the consolidated balance sheets	¥ (61,578)	¥ (61,063)